Stock Based Compensation - Schedule of Stock Option Activities (Details) - Previously Reported [Member] - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Stock Option Activities [Line Items]
Number of Shares, Beginning Balance		2,633,082	[1]
Weighted- Average Grant Date Fair Value per share, Beginning Balance		$ 0.46	[1]
Number of Shares, Vested early-exercised stock option	(583,332)	(2,633,082)	[1]
Weighted- Average Grant Date Fair Value per share, Vested early-exercised stock option	$ 0.65	$ 0.46	[1]
Number of Shares, Ending Balance	3,016,668
Weighted- Average Grant Date Fair Value per share, Ending Balance	$ 0.65
Number of Shares, Granted- 2023 Plan stock option	3,600,000
Weighted- Average Grant Date Fair Value per share, Granted- 2023 Plan stock option	$ 0.65

[1]	Giving retroactive effect to reverse recapitalization effected on September 29, 2023 to reflect exchange ratio of approximately 0.2407 as described in Note 3